GE Trademark License Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ge Trademark License Agreement
GE Trademark License Agreement

Note 5 GE Trademark License Agreement

The Company entered into an amended License Agreement with General Electric regarding the GE Trademark License. The License Agreement is amortized through its expiration in November 2018.

	June 30, 2017 (Unaudited)	December 31, 2016 (Audited)

GE Trademark License	$12,000,000	$12,000,000
Less: Impairments	—	—
Less: Accumulated Amortization	(8,537,460)	(7,324,415)
GE Trademark License – net	$3,462,540	$4,675,585

Amortization expense associated with the GE Trademark License amounted to $611,037 and $1,213,043 for the three-months and six-months ended June 30, 2017 and $608,695 and $1,217,391 for the three-months and six-months ended 2016, respectively.

At June 30, 2017, future amortization of intangible assets is as follows for the remaining:

Year Ending December 31:
2017	$1,222,074
2018	2,240,466
$3,462,540

Note 5 GE Trademark License Agreement

The Company entered into an amended License Agreement with General Electric regarding the GE Trademark License. The License Agreement is amortized through its expiration in November 2018.

	December 31, 2016	December 31, 2015
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(7,324,415)	(4,876,254)
Patents – net	$4,675,585	$7,123,746

Amortization expense associated with the GE Trademark License amounted to $2,448,161 and $2,441,472 for the twelve months ended December 31, 2016 and 2015,respectively.

At December 31, 2016, future amortization of intangible assets is as follows for the remaining:

Year Ending December 31
2017	2,441,472
2018	2,234,113
$4,675,585